MOTLEY FOOL NEXT INDEX ETF
SCHEDULE OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
Common Stocks — 99.9%
Aerospace & Defense — 3.1%
AeroVironment, Inc. (United States)*	476	$44,463
Axon Enterprise, Inc. (United States)*	1,359	262,165
HEICO Corp. (United States)	2,260	349,351
Textron, Inc. (United States)	3,847	238,014
		893,993
Air Freight & Logistics — 0.4%
GXO Logistics, Inc. (United States)*	2,243	125,429
Airlines — 0.6%
Alaska Air Group, Inc. (United States)*	2,421	108,776
Hawaiian Holdings, Inc. (United States)*	924	7,401
JetBlue Airways Corp. (United States)*	6,180	42,209
		158,386
Auto Components — 0.7%
BorgWarner, Inc. (United States)	4,420	195,939
Banks — 0.4%
Axos Financial, Inc. (United States)*	1,147	43,379
Western Alliance Bancorp (United States)	2,063	69,936
		113,315
Beverages — 0.9%
Boston Beer Co., Inc., Class A (The) (United States)*	232	78,300
Celsius Holdings, Inc. (United States)*	1,445	181,391
		259,691
Biotechnology — 5.2%
2seventy bio, Inc. (United States)*	680	8,099
Alnylam Pharmaceuticals, Inc. (United States)*	2,339	432,738
AnaptysBio, Inc. (United States)*	542	10,352
BioMarin Pharmaceutical, Inc. (United States)*	3,522	306,202
Bluebird Bio, Inc. (United States)*	1,583	5,303
Editas Medicine, Inc. (United States)*	1,232	11,310
Emergent BioSolutions, Inc. (United States)*	952	8,120
Exact Sciences Corp. (United States)*	3,365	274,517
Exelixis, Inc. (United States)*	6,106	117,724
Ionis Pharmaceuticals, Inc. (United States)*	2,710	110,839
Mirati Therapeutics, Inc. (United States)*	1,093	40,616
Neurocrine Biosciences, Inc. (United States)*	1,824	163,303
		1,489,123
Building Products — 0.4%
Trex Co., Inc. (United States)*	2,055	105,524
Capital Markets — 5.8%
Affiliated Managers Group, Inc. (United States)	679	94,442
Cboe Global Markets, Inc. (United States)	1,998	264,575
FactSet Research Systems, Inc. (United States)	723	278,275
Interactive Brokers Group, Inc., Class A (United States)	1,945	150,212
Jefferies Financial Group, Inc. (United States)	4,297	129,211
MarketAxess Holdings, Inc. (United States)	711	193,684
Nasdaq, Inc. (United States)	9,213	509,940
PJT Partners, Inc., Class A (United States)	465	31,341
		1,651,680
Chemicals — 0.9%
Balchem Corp. (United States)	606	74,920
RPM International, Inc. (United States)	2,438	194,528
		269,448
Commercial Services & Supplies — 3.9%
Copart, Inc. (United States)*	8,686	760,807
Rollins, Inc. (United States)	9,302	365,754
		1,126,561
Communications Equipment — 0.6%
Ubiquiti, Inc. (United States)	1,143	186,480
Construction & Engineering — 0.6%
MasTec, Inc. (United States)*	1,451	147,073
NV5 Global, Inc. (United States)*	299	27,096
		174,169
Consumer Finance — 0.1%
Upstart Holdings, Inc. (United States)*	1,562	42,549
Distributors — 0.9%
LKQ Corp. (United States)	5,046	266,177
Diversified Consumer Services — 0.1%
2U, Inc. (United States)*	1,354	5,416
Chegg, Inc. (United States)*	2,393	21,489
		26,905
Diversified Telecommunication Services — 0.0%
Bandwidth, Inc., Class A (United States)*	462	5,498
Electronic Equipment, Instruments & Components — 4.9%
Cognex Corp. (United States)	3,261	179,224
Coherent Corp. (United States)*	2,647	97,833
Corning, Inc. (United States)	15,961	491,758
IPG Photonics Corp. (United States)*	900	99,423
Littelfuse, Inc. (United States)	468	119,827
National Instruments Corp. (United States)	2,492	144,038
Zebra Technologies Corp., Class A (United States)*	968	254,168
		1,386,271
Energy Equipment & Services — 0.1%
Oceaneering International, Inc. (United States)*	1,915	29,319
Entertainment — 3.8%
Live Nation Entertainment, Inc. (United States)*	4,317	345,101
Roku, Inc. (United States)*	2,640	153,648
Skillz, Inc. (United States)*	7,469	3,495
Take-Two Interactive Software, Inc. (United States)*	3,185	438,670
World Wrestling Entertainment, Inc., Class A (United States)	1,406	142,456
		1,083,370
Equity Real Estate Investment Trusts (REITs) — 0.5%
Retail Opportunity Investments Corp. (United States)	2,379	29,024
STAG Industrial, Inc. (United States)	3,388	117,902
		146,926
Food & Staples Retailing — 0.6%
Casey’s General Stores, Inc. (United States)	704	158,858
Food Products — 2.4%
Beyond Meat, Inc. (United States)*	1,218	12,363
Darling Ingredients, Inc. (United States)*	3,020	191,408
Freshpet, Inc. (United States)*	905	54,083
McCormick & Co., Inc. (United States)	5,061	433,879
		691,733
Ground Transportation — 0.2%
RXO, Inc. (United States)*	2,197	45,851
Health Care Equipment & Supplies — 3.7%
Globus Medical, Inc., Class A (United States)*	1,890	102,306
Insulet Corp. (United States)*	1,310	359,267
Masimo Corp. (United States)*	996	161,193
NuVasive, Inc. (United States)*	997	38,045
QuidelOrtho Corp. (United States)*	1,261	107,362
Shockwave Medical, Inc. (United States)*	688	189,262
STAAR Surgical Co. (United States)*	922	53,494
TransMedics Group, Inc. (United States)*	612	44,468
		1,055,397
Health Care Providers & Services — 1.6%
Fulgent Genetics, Inc. (United States)*	578	22,987
Guardant Health, Inc. (United States)*	1,955	57,321
HealthEquity, Inc. (United States)*	1,599	87,625
Quest Diagnostics, Inc. (United States)	2,102	278,830
		446,763
Health Care Technology — 0.8%
Doximity, Inc., Class A (United States)*	3,674	112,682
GoodRx Holdings, Inc., Class A (United States)*	7,559	41,045
Teladoc, Inc. (United States)*	3,089	71,510
		225,237
Hotels, Restaurants & Leisure — 2.8%
Dave & Buster’s Entertainment, Inc. (United States)*	924	29,707
Hyatt Hotels Corp., Class A (United States)	2,006	215,605
Planet Fitness, Inc., Class A (United States)*	1,593	101,856
Sweetgreen, Inc., Class A (United States)*	2,098	19,994
Texas Roadhouse, Inc. (United States)	1,266	136,601
Vail Resorts, Inc. (United States)	763	185,562
Wingstop, Inc. (United States)	564	112,439
		801,764
Household Durables — 1.6%
Dream Finders Homes, Inc., Class A (United States)*	1,771	32,834
iRobot Corp. (United States)*	524	18,576
Meritage Homes Corp. (United States)	689	79,462
NVR, Inc. (United States)*	61	338,808
		469,680
Household Products — 0.2%
Spectrum Brands Holdings, Inc. (United States)	778	56,179
Insurance — 1.8%
Kinsale Capital Group, Inc. (United States)	435	131,796
Lemonade, Inc. (United States)*	1,319	23,241
Markel Corp. (United States)*	253	332,627
Safety Insurance Group, Inc. (United States)	283	20,608
Trupanion, Inc. (United States)*	780	17,526
		525,798
Interactive Media & Services — 1.9%
Bumble, Inc., Class A (United States)*	2,474	37,852
fuboTV, Inc. (United States)*	3,726	5,775
Match Group, Inc. (United States)*	5,273	181,919
Pinterest, Inc., Class A (United States)*	12,884	308,443
		533,989
Internet & Direct Marketing Retail — 1.0%
Etsy, Inc. (United States)*	2,354	190,792
Wayfair, Inc., Class A (United States)*	2,045	82,454
		273,246
IT Services — 10.0%
Broadridge Financial Solutions, Inc. (United States)	2,217	325,278
DigitalOcean Holdings, Inc. (United States)*	1,840	72,036
EPAM Systems, Inc. (United States)*	1,090	279,716
Euronet Worldwide, Inc. (United States)*	946	105,384
Fastly, Inc., Class A (United States)*	2,309	37,591
Gartner, Inc. (United States)*	1,489	510,519
GoDaddy, Inc., Class A (United States)*	2,900	212,802
Jack Henry & Associates, Inc. (United States)	1,380	210,988
Marqeta, Inc., Class A (United States)*	10,147	48,604
MongoDB, Inc. (United States)*	1,322	388,390
Okta, Inc. (United States)*	3,046	276,881
Twilio, Inc., Class A (United States)*	3,519	244,993
WEX, Inc. (United States)*	815	135,168
		2,848,350
Leisure Products — 0.7%
Hasbro, Inc. (United States)	2,611	154,963
Peloton Interactive, Inc., Class A (United States)*	6,488	47,233
		202,196
Life Sciences Tools & Services — 0.6%
Repligen Corp. (United States)*	1,051	176,484
Machinery — 2.7%
Chart Industries, Inc. (United States)*	798	87,564
Middleby Corp., (The) (United States)*	1,013	133,716
Proto Labs, Inc. (United States)*	489	15,042
Tennant Co. (United States)	356	26,024
Toro Co., (The) (United States)	1,970	192,725
Westinghouse Air Brake Technologies Corp. (United States)	3,405	315,405
		770,476
Media — 2.7%
Boston Omaha Corp., Class A (United States)*	539	10,284
New York Times Co., Class A (The) (United States)	3,109	110,121
PubMatic, Inc., Class A (United States)*	1,001	17,567
Trade Desk, Inc., Class A (The) (United States)*	9,246	647,960
		785,932
Oil, Gas & Consumable Fuels — 0.1%
Clean Energy Fuels Corp. (United States)*	4,243	17,057
Vitesse Energy, Inc. (United States)	515	11,891
		28,948
Pharmaceuticals — 0.7%
Viatris, Inc. (United States)	22,589	206,689
Professional Services — 0.6%
Robert Half International, Inc. (United States)	2,002	130,170
TaskUS, Inc., Class A (United States)*	1,861	20,192
Upwork, Inc. (United States)*	2,507	20,557
		170,919
Real Estate Management & Development — 0.8%
Redfin Corp. (United States)*	1,925	18,846
Zillow Group, Inc., Class C (United States)*	4,400	200,684
		219,530
Road & Rail — 1.0%
AMERCO (United States)	3,372	177,940
XPO Logistics, Inc. (United States)*	2,176	102,120
		280,060
Semiconductors & Semiconductor Equipment — 3.7%
Cirrus Logic, Inc. (United States)*	1,052	81,719
First Solar, Inc. (United States)*	2,008	407,544
Impinj, Inc. (United States)*	495	50,658
Silicon Laboratories, Inc. (United States)*	606	85,246
Skyworks Solutions, Inc. (United States)	3,003	310,841
Universal Display Corp. (United States)	893	131,566
		1,067,574
Software — 14.6%
Alarm.com Holdings, Inc. (United States)*	935	46,956
Alteryx, Inc., Class A (United States)*	1,318	51,323
Appfolio, Inc., Class A (United States)*	673	96,340
Appian Corp., Class A (United States)*	1,386	59,362
Asana, Inc., Class A (United States)*	4,009	95,735
Blackbaud, Inc. (United States)*	977	71,673
Blackline, Inc. (United States)*	1,143	59,516
Box, Inc., Class A (United States)*	2,725	76,763
Braze, Inc., Class A (United States)*	1,828	60,525
Confluent, Inc., Class A (United States)*	5,467	173,523
DocuSign, Inc. (United States)*	3,796	214,094
Fair Isaac Corp. (United States)*	474	373,356
Five9, Inc. (United States)*	1,346	88,984
HubSpot, Inc. (United States)*	926	479,659
LivePerson, Inc. (United States)*	1,439	5,295
New Relic, Inc. (United States)*	1,307	92,078
Nutanix, Inc., Class A (United States)*	4,344	128,669
PagerDuty, Inc. (United States)*	1,717	46,720
Paycom Software, Inc. (United States)	1,093	306,182
Pegasystems, Inc. (United States)	1,569	75,877
Q2 Holdings, Inc. (United States)*	1,097	31,945
Smartsheet, Inc., Class A (United States)*	2,484	123,157
Splunk, Inc. (United States)*	3,091	306,905
Sprout Social, Inc., Class A (United States)*	1,047	45,346
SS&C Technologies Holdings, Inc. (United States)	4,733	260,126
Tyler Technologies, Inc. (United States)*	790	313,598
UiPath, Inc., Class A (United States)*	10,435	186,682
Unity Software, Inc. (United States)*	7,075	210,269
Varonis Systems, Inc. (United States)*	2,033	53,427
Zuora, Inc., Class A (United States)*	2,547	27,482
		4,161,567
Specialty Retail — 6.7%
Camping World Holdings, Inc., Class A (United States)	805	21,695
CarMax, Inc. (United States)*	2,985	215,547
Chewy, Inc., Class A (United States)*	7,992	235,684
Designer Brands, Inc., Class A (United States)	1,216	7,624
Five Below, Inc. (United States)*	1,048	180,801
GameStop Corp., Class A (United States)*	5,744	138,143
RH (United States)*	417	102,157
Sleep Number Corp. (United States)*	404	7,328
Stitch Fix, Inc., Class A (United States)*	1,966	7,058
Tractor Supply Co. (United States)	2,074	434,690
Ulta Beauty, Inc. (United States)*	959	393,027
Williams-Sonoma, Inc. (United States)	1,251	142,001
Winmark Corp. (United States)	66	21,515
		1,907,270
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc., Class A (United States)*	5,711	164,420
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc. (United States)	711	44,203
Skechers USA, Inc., Class A (United States)*	2,932	150,617
Under Armour, Inc., Class A (United States)*	7,909	57,024
		251,844
Thrifts & Mortgage Finance — 0.2%
Walker & Dunlop, Inc. (United States)	630	46,110
Trading Companies & Distributors — 0.8%
Watsco, Inc. (United States)	685	222,193
Total Common Stocks (Cost $33,499,311)		28,531,810

Short-Term Investments — 0.1%
U.S. Bank Money Market Deposit Account, 3.21% (United States)(a)	16,374	16,374
Total Short-Term Investments (Cost $16,374)		16,374

Total Investments (Cost $33,515,685) — 100.0%		28,548,184
Other Assets in Excess of Liabilities — 0.0%		11,055
NET ASSETS — 100.0%		$28,559,239
(Applicable to 1,925,000 shares outstanding)

*	Non-income producing security.
(a)	The rate shown is as of May 31, 2023.

MOTLEY FOOL NEXT INDEX ETF
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2023
(UNAUDITED)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
NEXT FUND
Common Stocks	$28,531,810	$28,531,810	$-	$-	$-
Short-Term Investments	16,374	16,374	-	-	-
Total Investments*	$28,548,184	$28,548,184	$-	$-	$-

* Please refer to Schedule of Investments for further details.
^ Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.